Loss per share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Summary of Loss per share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the three months ended September 30, 2023 and 2022, and the nine months ended September 30, 2023 and 2022:

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Loss attributable to ordinary equity holders of the Company (in €‘000)	(43,015)	(21,356)	(81,829)	(268,269)
Weighted average number of ordinary shares for basic and diluted loss per share	267,564,249	267,177,592	267,308,676	246,129,260
Basic and diluted loss per share (in €'000)	(0.16)	(0.08)	(0.31)	(1.09)